Reconciliation of Basic and Diluted Net Loss per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted adjusted net loss per ordinary share
	Years Ended December 31,
	2021	2020

Net (loss) income	$(615,039)	$25,302
Distribution of dividend warrants	(636,375)	-
Accretion of carrying value to redemption value	(1,000,068)	(2,209,552)
Net loss including accretion of carrying value to redemption value	$(2,251,482)	$(2,184,250)

Schedule of basic and diluted adjusted net loss per ordinary share
	Year Ended December 31, 2021		Year Ended December 31, 2020
	Redeemable Ordinary Shares	Non-Redeemable Ordinary Shares	Redeemable Ordinary Shares	Non-Redeemable Ordinary Shares
Basic and diluted net loss per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(657,333)	$(1,594,149)	$(1,282,302)	$(901,948)
Denominators:
Weighted-average shares outstanding	1,320,217	3,201,758	4,551,951	3,201,758
Basic and diluted net loss per share	$(0.50)	$(0.50)	$(0.28)	$(0.28)